Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, current	$ 8,482,334	$ 305,780
Financial assets at fair value through other comprehensive income, non-current	11,353,331	$ 409,277	$ 10,526,144
Total	19,835,665		10,526,144
Common stock [member]
Disclosure of financial assets [line items]
Total	19,683,806		10,355,999
Preferred stocks [member]
Disclosure of financial assets [line items]
Total	$ 151,859		$ 170,145